17. Suppliers	12 Months Ended
Dec. 31, 2019
Suppliers [Abstract]
Suppliers

17.  Suppliers

Supplier accounts payable are obligations to pay for goods or services that were purchased in the normal course of business. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method. Given the short maturity terms of these obligations, in practice they are usually recognized at the invoice value.

	2019	2018

	3,923,035	4,323,374

Local currency	3,769,298	4,158,599
Suppliers of materials and services (a)	3,667,152	4,027,092
Interconnection (b)	67,396	98,060
Roaming (c)	441	162
Co-billing (d)	34,309	33,285

Foreign currency	153,737	164,775
Suppliers of materials and services (a)	116,057	137,397
Roaming (c)	37,680	27,378

Current portion	3,923,035	4,323,374

(a) Represent the amounts to be paid to suppliers for acquisitions of materials and for the provision of services relating to tangible and intangible assets or for consumption in operations, maintenance and management, as provided for in the agreement between the parties.

(b) This refers to the use of the networks of other landline and mobile telephone operators, with calls being initiated from TIM’s network and ending on the networks of other operators.

(c) This refers to calls made by customers outside their registration area, who are therefore considered visitors to other operator networks.

(d) This refers to calls made by a customer who has used another long-distance operator.